STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 5:- STOCKHOLDERS' EQUITY

a.
On July 15, 2013, the Company filed a definitive proxy statement with the SEC to solicit consents from its stockholders, in lieu of a special meeting of the stockholders, to effect a reverse stock split with respect to the Common Stock at a ratio of one-for-four and one-half, or 1:4.5 (the “Reverse Split”). On July 18, 2013, Can-Fite, the Company’s majority stockholder, provided its written consent approving the Reverse Split. The Reverse Split became effective as of the close of business on August 6, 2013. All shares of Common Stock, warrants, options, per share data and exercise price included in these financial statements, for all periods presented, have been retroactively  adjusted to reflect the Reverse Split, with respect to the Company’s shares of Common Stock.

b.
On December 12, 2012, the Board of Directors approved the appointment of Dr. Gil Ben-Menachem as Chief Executive Officer (“CEO”) of the Company, effective January 1, 2013. The Board of Directors also approved an employment agreement with Dr. Ben-Menachem which became effective on January 1, 2013. The agreement was terminated on February 25, 2013.

In contemplation with the termination of the CEO, the Board of Directors approved the grant of options to Dr. Gil Ben-Menachem. He received options to acquire 8,701 shares of Common Stock of OphthaliX at an exercise price of $5.29 in accordance with the terms of the Company’s 2012 Stock Incentive Plan and the Israeli Annex to the Company’s 2012 Stock Incentive Plan (collectively, the “Plan”) and which options expired on August 28, 2013.
c.
On February 28, 2013, the Board of Directors approved the appointment of Mr. Barak Singer as the new Chief Executive Officer of the Company, effective March 1, 2013. The Board of Directors also approved an amendment, dated February 28, 2013, to the existing employment agreement and non-competition agreement, dated February 22, 2011, between Can-Fite and Mr. Singer whereby Mr. Singer will serve as Chief Executive Officer of OphthaliX while at the same time continuing to serve as Vice-President of Business Development of Can-Fite. He will devote approximately 50% of his time to each position and the Company will pay one-half of the compensation owed to Mr. Singer under the Employment Agreement.

On April 22, 2013, the Company’s Board of Directors approved the grant of options to Mr. Singer. In accordance with the option agreement, he received options to acquire 104,412 shares of Common Stock of OphthaliX at an exercise price of $5.29 (the “Time Based Options”) and which expire ten years from the grant date. The Time Based Options shall vest over a period of three years on a quarterly basis over twelve consecutive quarters from the date of commencement of the employment of Mr. Singer as the Chief Executive Officer of OphthaliX. In addition, the Company's Board of Directors also approved the grant of an aggregate of 469,855 options to Mr. Singer, to acquire 104,412 shares of Common Stock of OphthaliX at an exercise price of $5.29 in accordance with the terms of the Plan, and which expire ten years from the grant date. These options vest upon the achievement of certain businesses and financial milestones, as defined in the agreement governing the same.
d.
On May 9, 2013, the Company’s Board of Directors granted options, which were modified on May 29, 2013 as to number and exercise price, to purchase 13,055 shares of its Common Stock to the Company’s Chief Financial Officer. These options have an exercise price of $9.00 per share and expire on May 29, 2023. 29,375 of these options vest immediately and the remaining 29,375 will vest over a period of three years on a quarterly basis for 12 consecutive quarters from the date of the grant. The company accounted the modification in accordance with ASC-718 “Compensation – Stock Compensation”, measured the fair value of the replacement award over the fair value of the cancellation award at the cancellation date.. The difference in total compensation cost amounting $25 was recognized at the cancellation date. Also, on May 9, 2013 the Company’s Board of Directors approved the grant of options, with the same terms as the options granted to the Company's Chief Financial Officer, to certain members of the Company’s Board of Directors, its Secretary and a director of EyeFite. The option grants to the Company’s Secretary and the EyeFite director were made but later rescinded by the Company’s Board of Directors on June 13, 2013 and the respective grantees waived any rights in and to such options. The company accounted these options awards as cancellation that is not a companied by replacement awards, and in accordance with ASC-718 all unrecognized compensation costs was recorded at the cancellation date. The options to be granted to the members of the Company’s Board of Directors, which also required the approval of the Company’s stockholders, were never granted due to the failure to obtain such stockholder approval.

e.	The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted in the period presented:

	Six months ended June 30,		Three months ended June 30,
Description	2013	2012	2013	2012
	Unaudited
Risk-free interest rate	1.8%	0.9%	1.8%	—
Expected volatility	71.5%	80%	71.5%	—
Dividend yield	0	0	0	—
Contractual life	10	10	10	—
Early Exercise Multiple (Suboptimal Factor)	3	—	3	—
Weighted-average estimated fair value of options granted during the period	$0.57	$1.44	$0.57	$—

The following table summarizes the activity of stock options during the six months ended June 30, 2013:

	June 30, 2013
	Options Outstanding
Description	Number of Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (1) (in thousands)
	Unaudited
Balance as of December 31, 2012	52,222	9	9.1	$—
Stock options granted	522,092	5.4
Stock options forfeited/cancelled	(291,511)	5.4
Balance as of June 30, 2013	282,803	6.12	9.3	$288
Exercisable as of June 30, 2013	50,041	7.7	7.5	$23
Vested and expected to be vested as of June 30, 2013	282,803	6.12	9.3	$288

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the stock options and the closing price of the shares of the Company’s Common Stock of $6.615 as of June 30, 2013.

As of June 30, 2013, there was $455 of unrecognized stock-based compensation expense all of which is related to stock options. This unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 2.5 years.

NOTE 8:- SHARE CAPITAL

a.
On July 15, 2013, the Company filed a definitive proxy statement with the SEC to solicit consents from its stockholders, in lieu of a special meeting of the stockholders, to effect a reverse stock split with respect to the Common Stock at a ratio of one-for-four and one-half, or 1:4.5 (the “Reverse Split”). On July 18, 2013, Can-Fite, the Company’s majority stockholder, provided its written consent approving the Reverse Split. The Reverse Split became effective as of the close of business on August 6, 2013. All shares of Common Stock, warrants, options, per share data and exercise prices included in these financial statements for all periods presented have been retroactively adjusted to reflect the Reverse Split with respect to the Company’s shares of Common Stock.

b.	Shares of Common Stock:
The shares of Common Stock represent the legal acquirer, meaning OphthaliX's share capital as of the transaction date.
Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.
c.	Warrants:
In contemplation with the Reverse Recapitalization, it was agreed that for each nine shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted by the Company four and a half warrants to acquire one share of Common Stock of the Company. The exercise price of the warrants is $7.74 per share of Common Stock. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non standard anti-dilution provisions.
According to ASC 815-40-15 and 25 instructions, the Company's management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e., fix exercise price, no DRP or other provisions that will preclude them from being considered indexed to the Company’s own stock) the Company's management concluded that the warrants should be classified as equity at inception.
In contemplation of the transaction, the Company issued a total of 532,870 warrants to acquire 118,415 shares of Common Stock to consultants and brokers involved in the transaction with a fair value in total of $329 (the “Adviser Warrants”).
Therefore, the fair value of the Adviser Warrants were accounted as issuance expenses, whereas $304 allocated to equity component and were deducted from additional paid in capital, $25 were allocated to a derivative component and expensed immediately as part of financial expenses. All the Adviser Warrants are fully vested. The Company estimates the fair value of Adviser Warrants granted using the Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.92%, dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 76.23% and expected life of the options of 3.72 years. The Adviser Warrants are exercisable upon the payment of $5.148 per share of Common Stock. The intrinsic value is $458.
On November 12, 2012, the Board of Directors, complying with the undertaking taken as part of the recapitalization of the Company on November 21, 2011, formerly resolved to issue to certain investors and Can-Fite, 1,455,228 and 1,267,315 warrants to acquire 323,384 and 281,625 shares of Common Stock of the Company, respectively (the “Warrants”). The exercise price of such Warrants is $7.74 per share. The Warrants are exercisable for a period of five years from their date of grant and do not contain any non-standard anti-dilution provisions.
d.	Stock option plan and grant:
On January 2, 2012, the Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the “2012 Plan”). The 2012 Plan was approved by the Company's stockholders and became effective on February 6, 2012. Under the 2012 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, Restricted Stocks and Restricted Stock Units (“RSUs”) of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Upon the adoption of the 2012 Stock Option Plan the Company reserved for issuance 1,088,888 shares of Common Stock, $0.001 par value each. As of December 31, 2012 the Company has 1,036,666 shares of Common Stock available for future grant under the 2012 Plan.
On January 2013, the Board of Directors approved the adoption of an annex 2012 Plan. See Note 11.
In January 2012, the Company granted to one of its board members, options to purchase 52,222 shares of Common Stock of the Company at an exercise price of $9.00 per share. The options shall be vested in a period of 36 months so long as he remains a director until fully vested. The options were granted under the Company's 2012 Stock Incentive Plan and shall expire 10 years from the grant date. The agreement prohibits the Board Member from employment or connection with, or holding any office in, any business or undertaking which competes with any business of the Company or is a customer or supplier of the Company. During the year ended December 31, 2012 the Company recorded stock based compensation expense in total amount of $220.
The Company used a Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.85% – 1.03% dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 80% and expected life of the options of 5.23 years.
As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $117 which is expected to be recognized over a weighted average period of approximately 2 years.